Summary of principal accounting policies (Details 5)							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Foreign currency risk Denominated in RMB CNY	Dec. 31, 2011 Foreign currency risk Denominated in RMB CNY	Dec. 31, 2012 Third-party distributors Sales item	Dec. 31, 2011 Third-party distributors Sales item
Certain risks and uncertainties
Aggregate amount of cash and cash equivalents	$ 118,570,672	$ 120,678,898	$ 43,087,134	$ 10,834,905	619,722,535	619,714,353
Concentration of credit risk							0.00%	0.00%
Concentration risk number							0	0